RETIREMENT BENEFIT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefits [Abstract]
Disclosure of net defined benefit liability (asset) [text block]
The amounts recognised in the annual financial statements in this respect are as follows:

	2022	2021
	US$’000	US$’000

Recognised liability at beginning of the year	1,613	1,819

Recognised in profit or loss in the current year	159	177
Interest on obligation	159	177

Recognised in other comprehensive income in the current year
Actuarial losses	(156)	(85)
Translation	(101)	(147)
Employer payments	(118)	(151)

Present value of unfunded obligation recognised as a liability at end of year	1,397	1,613

Analysis between:
Current portion	125	124
Non-current portion	1,272	1,489
	1,397	1,613

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation	7.8%	7.8%
Discount rate	11.9%	10.4%
CPI inflation	6.3%	5.8%
Continuation at retirement	100.0%	75.0%

Schedule of principal actuarial assumptions used [text block]
	2022		2021
	Increase		Increase
	(Decrease)		(Decrease)

Health care cost inflation	8.5%	(7.5%)	9.5%	(8.3%)
Discount rate	8.1%	(7.1%)	9.1%	(7.9%)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2022 is 8 years (31 December 2021: 9 years and 2020: 10 years).

	2022	2021
	US$’000	US$’000

Present value of unfunded obligations	1,397	1,613
Present Value of Obligations in excess of Plan Assets	1,397	1,613